CAPITAL STOCK - Share-based Compensation Expense (Benefit) in SG&A (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense (benefit)	$ 21,655	$ 22,879	$ 501
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense (benefit)	879	738	701
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense (benefit)	15,253	14,829	(2,057)
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense (benefit)	1,546	3,819	914
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense (benefit)	$ 3,977	$ 3,493	$ 943